Expense Example {- Fidelity Advisor Strategic Income Fund} - 12.31 Fidelity Advisor Strategic Income Fund - Retail PRO-09 - Fidelity Advisor Strategic Income Fund - Fidelity Strategic Income Fund	Mar. 01, 2021 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835